Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

ADVANCED SERIES TRUST

PROSPECTUS DATED MAY 1, 2011

SUPPLEMENT DATED AUGUST 2, 2011

This supplement sets forth changes to the Prospectus, dated May 1, 2011 (the Prospectus), of Advanced Series Trust (the Trust). The Portfolios of the Trust discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

The changes relating to the AST BlackRock Global Strategies Portfolio are described in Section I to this Prospectus Supplement. The changes relating to the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio are described in Section II to this Prospectus Supplement.The changes relating to the AST FI Pyramis® Asset Allocation Portfolio are described in Section III to this Prospectus Supplement. No other Portfolios of the Trust are affected by this Prospectus Supplement.

I.     Changes Relating to AST BlackRock Global Strategies Portfolio

A. The section of the Prospectus entitled "Summary: AST BlackRock Global Strategies Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The AST BlackRock Global Strategies Portfolio is a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock may cause the Portfolio's assets to be allocated across 14 separate investment strategies. The BlackRock Portfolio will have several strategies that invest primarily in equity securities, several strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries). The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities
U.S. Mid-Cap & Large-Cap Equity	5%	20%	35%
Non-U.S. Equity	5%	20%	30%
U.S. Small-Cap Equity	0%	0%	10%
Total Equities	30%*	40%	50%**

Fixed-Income
Investment Grade Bonds	20%	30%	40%
"Junk Bonds"	5%	15%	25%
Total Fixed-Income	25%	45%	55%***

REITs	0%	10%	20%
Commodities	0%	5%	15%
Total REITs + Commodities	0%	15%	30%****

*  Notwithstanding the individual minimum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 5%), Non-U.S. Equity (i.e., 5%), and U.S. Small-Cap Equity (i.e., 0%) asset classes, the minimum combined exposure to equity investments is 30% of the BlackRock Portfolio's net assets.

**  Notwithstanding the individual maximum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 35%), Non-U.S. Equity (i.e., 30%), and U.S. Small-Cap Equity (i.e., 10%) asset classes, the maximum combined exposure to equity investments is 50% of the BlackRock Portfolio's net assets.

***  Notwithstanding the individual maximum exposures for the Investment Grade Bond (i.e., 40%) and Junk Bond (i.e., 25%) asset classes, the maximum combined exposure to fixed-income investments is 55% of the BlackRock Portfolio's net assets.

****  Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to the alternative investments is 30% of the BlackRock Portfolio's net assets.

The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the GTAA strategy is also set forth below.

Investment Strategy	Minimum Exposure	Neutral Exposure	Maximum Exposure
GTAA*	15%	30%	40%

*  As set forth above, the GTAA investment strategy is used to provide exposure to the equity and fixed-income asset classes as well as providing exposure to REITs and Commodities.

II. Changes Relating to AST First Trust Balanced Target Portfolio and
AST First Trust Capital Appreciation Target Portfolio

A. The section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Balanced Portfolio normally invests approximately 65% of its net assets in equity securities and approximately 35% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 60-70% of the Balanced Portfolio's net assets and the fixed-income portion may range between 30-40% of the Balanced Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Balanced Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Balanced Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Balanced Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

B. To reflect the changes relating to the Balanced Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Balanced Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Balanced Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Balanced Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Balanced Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Balanced Portfolio's income.

D. The section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Capital Appreciation Portfolio normally invests approximately 80% of its net assets in equity securities and approximately 20% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 75-85% of the Capital Appreciation Portfolio's net assets and the fixed-income portion may range between 15-25% of the Capital Appreciation Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Capital Appreciation Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Capital Appreciation Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Capital Appreciation Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

E. To reflect the changes relating to the Capital Appreciation Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Capital Appreciation Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Capital Appreciation Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Capital Appreciation Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Capital Appreciation Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Capital Appreciation Portfolio's income.

III. Changes Relating to AST FI Pyramis® Asset Allocation Portfolio

A. The section of the Prospectus entitled "Summary: AST FI Pyramis® Asset Allocation Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. In seeking to achieve the FI Pyramis® Portfolio's investment objective, the FI Pyramis® Portfolio's assets are allocated across eight uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has five strategies that invest primarily in equity securities (i.e., the Equity Strategies), two fixed-income strategies (i.e., the Broad Market Duration Strategy and the High Yield Bond Strategy), and one strategy designed to provide liquidity (i.e., the Liquidity Strategy). These investment strategies and the combined allocation of Portfiolo assets to these strategies are described in the table below:

Strategy	Description	Estimated Percentage of Portfolio Assets
Large Cap Core 130/30 Strategy

This strategy is one of the Equity Strategies. It involves selling short a portion of the securities or derivative instruments held by the Portfolio and using the proceeds from such short sales, or other borrowings, to purchase additional securities or derivative instruments on a long basis. "130" stands for 130% exposure to the long portfolio and "30" stands for 30% exposure to the short portfolio. The strategy is expected to be sector neutral as compared to the S&P 500 Index and broadly diversified.

26% (May range from 21%-31% under normal circumstances)
Small/Mid Cap Core Strategy

This strategy is one of the Equity Strategies. It will produce a broadly diversified portfolio of small and mid-cap securities. The strategy is expected to be sector neutral as compared to the Russell 2500 Index.

19% (May range from 14%-24% under normal circumstances)
International Value Strategy

This strategy is one of the Equity Strategies. It uses a value-oriented investment approach to produce a diversified international portfolio. The strategy will focus on stocks that are believed to be inexpensively priced in relation to their earnings power and cash generation capability.

7.5% (May range from 3.75%-12.5% * under normal circumstances)
International Growth Strategy

This strategy is one of the Equity Strategies. It uses a growth-oriented investment approach to produce a diversified portfolio of large-, medium-, and small-cap companies in Europe, Japan, and the Pacific Basin. The strategy will concentrate on companies with above-average earnings growth combined with attractive relative valuations and companies that possess fundamental strength in technology or business strategy that provide a competitive advantage.

7.5% (May range from 3.75%-12 .5%* under normal circumstances)
Select Emerging Markets Equity Strategy

This strategy is one of the Equity Strategies and will seek to provide excess returns relative to the MSCI Emerging Markets® Index (the MSCI Index) while maintaining similar fundamental characteristics. The available investment universe is initially comprised of emerging markets stocks rated attractive by Pyramis' fundamental analysts. The strategy will then use a quantitative model to constrain the magnitude of holdings at a country, sector, and stock level relative to the MSCI Index . Under normal circumstances, this strategy will also be market cap neutral as compared to MSCI Index. It is currently expected that Pyramis will not, however, hedge currencies or take top-down allocation positions in managing this strategy.

5% (May range from 2.5%-7.5%* under normal circumstances)
Broad Market Duration Strategy

This strategy will primarily invest in a full spectrum of US dollar denominated investment-grade securities and related instruments. The strategy is intended for the assets attributable to this strategy to be well diversified across sectors and issuers. A typical portfolio for this strategy will hold approximately 125-150 issuers with an average weighting per issuer of 0.5% of relevant assets. The duration should be similar to that of the Barclays Capital U.S. Aggregate Bond Index. As of June 30, 2011, the average duration of the Barclays Capital Index was approximately 4.54 years

25% (May range from 20%-40% under normal circumstances)
High Yield Bond Strategy

This strategy will seek to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. Pyramis will emphasize sector valuation and individual security selection in constructing this segment of the Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Portfolio is designed to be well diversified across sectors, capital structure, and issuers.

5% (May range from 2.5%-7.5% under normal circumstances)
Liquidity Strategy

Typically up to 10% of the Portfolio's net assets may be allocated to: index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed-income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The Portfolio may also invest in ETFs for additional exposure to relevant markets.

5% (May range from 0%-10% under normal circumstances)

*  Notwithstanding the individual maximum exposures for the International Value Strategy (i.e., 12.5%), the International Growth Strategy (i.e., 12.5%), and the Select Emerging Markets Equity Strategy (i.e., 7.5%), the maximum combined exposure to these three investment strategies is 30% of the FI Pyramis® Portfolio's net assets.

B. To reflect the addition of the high yield bond investment strategy for the FI Pyramis® Portfolio, the following will be added to the end of the section of the Prospectus entitled "Summary: AST FI Pyramis® Portfolio Asset Allocation Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000814679_SupplementTextBlock

ADVANCED SERIES TRUST

PROSPECTUS DATED MAY 1, 2011

SUPPLEMENT DATED AUGUST 2, 2011

This supplement sets forth changes to the Prospectus, dated May 1, 2011 (the Prospectus), of Advanced Series Trust (the Trust). The Portfolios of the Trust discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

The changes relating to the AST BlackRock Global Strategies Portfolio are described in Section I to this Prospectus Supplement. The changes relating to the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio are described in Section II to this Prospectus Supplement.The changes relating to the AST FI Pyramis® Asset Allocation Portfolio are described in Section III to this Prospectus Supplement. No other Portfolios of the Trust are affected by this Prospectus Supplement.

I.     Changes Relating to AST BlackRock Global Strategies Portfolio

A. The section of the Prospectus entitled "Summary: AST BlackRock Global Strategies Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The AST BlackRock Global Strategies Portfolio is a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock may cause the Portfolio's assets to be allocated across 14 separate investment strategies. The BlackRock Portfolio will have several strategies that invest primarily in equity securities, several strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries). The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities
U.S. Mid-Cap & Large-Cap Equity	5%	20%	35%
Non-U.S. Equity	5%	20%	30%
U.S. Small-Cap Equity	0%	0%	10%
Total Equities	30%*	40%	50%**

Fixed-Income
Investment Grade Bonds	20%	30%	40%
"Junk Bonds"	5%	15%	25%
Total Fixed-Income	25%	45%	55%***

REITs	0%	10%	20%
Commodities	0%	5%	15%
Total REITs + Commodities	0%	15%	30%****

*  Notwithstanding the individual minimum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 5%), Non-U.S. Equity (i.e., 5%), and U.S. Small-Cap Equity (i.e., 0%) asset classes, the minimum combined exposure to equity investments is 30% of the BlackRock Portfolio's net assets.

**  Notwithstanding the individual maximum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 35%), Non-U.S. Equity (i.e., 30%), and U.S. Small-Cap Equity (i.e., 10%) asset classes, the maximum combined exposure to equity investments is 50% of the BlackRock Portfolio's net assets.

***  Notwithstanding the individual maximum exposures for the Investment Grade Bond (i.e., 40%) and Junk Bond (i.e., 25%) asset classes, the maximum combined exposure to fixed-income investments is 55% of the BlackRock Portfolio's net assets.

****  Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to the alternative investments is 30% of the BlackRock Portfolio's net assets.

The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the GTAA strategy is also set forth below.

Investment Strategy	Minimum Exposure	Neutral Exposure	Maximum Exposure
GTAA*	15%	30%	40%

*  As set forth above, the GTAA investment strategy is used to provide exposure to the equity and fixed-income asset classes as well as providing exposure to REITs and Commodities.

II. Changes Relating to AST First Trust Balanced Target Portfolio and
AST First Trust Capital Appreciation Target Portfolio

A. The section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Balanced Portfolio normally invests approximately 65% of its net assets in equity securities and approximately 35% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 60-70% of the Balanced Portfolio's net assets and the fixed-income portion may range between 30-40% of the Balanced Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Balanced Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Balanced Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Balanced Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

B. To reflect the changes relating to the Balanced Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Balanced Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Balanced Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Balanced Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Balanced Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Balanced Portfolio's income.

D. The section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Capital Appreciation Portfolio normally invests approximately 80% of its net assets in equity securities and approximately 20% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 75-85% of the Capital Appreciation Portfolio's net assets and the fixed-income portion may range between 15-25% of the Capital Appreciation Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Capital Appreciation Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Capital Appreciation Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Capital Appreciation Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

E. To reflect the changes relating to the Capital Appreciation Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Capital Appreciation Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Capital Appreciation Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Capital Appreciation Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Capital Appreciation Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Capital Appreciation Portfolio's income.

III. Changes Relating to AST FI Pyramis® Asset Allocation Portfolio

A. The section of the Prospectus entitled "Summary: AST FI Pyramis® Asset Allocation Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. In seeking to achieve the FI Pyramis® Portfolio's investment objective, the FI Pyramis® Portfolio's assets are allocated across eight uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has five strategies that invest primarily in equity securities (i.e., the Equity Strategies), two fixed-income strategies (i.e., the Broad Market Duration Strategy and the High Yield Bond Strategy), and one strategy designed to provide liquidity (i.e., the Liquidity Strategy). These investment strategies and the combined allocation of Portfiolo assets to these strategies are described in the table below:

Strategy	Description	Estimated Percentage of Portfolio Assets
Large Cap Core 130/30 Strategy

This strategy is one of the Equity Strategies. It involves selling short a portion of the securities or derivative instruments held by the Portfolio and using the proceeds from such short sales, or other borrowings, to purchase additional securities or derivative instruments on a long basis. "130" stands for 130% exposure to the long portfolio and "30" stands for 30% exposure to the short portfolio. The strategy is expected to be sector neutral as compared to the S&P 500 Index and broadly diversified.

26% (May range from 21%-31% under normal circumstances)
Small/Mid Cap Core Strategy

This strategy is one of the Equity Strategies. It will produce a broadly diversified portfolio of small and mid-cap securities. The strategy is expected to be sector neutral as compared to the Russell 2500 Index.

19% (May range from 14%-24% under normal circumstances)
International Value Strategy

This strategy is one of the Equity Strategies. It uses a value-oriented investment approach to produce a diversified international portfolio. The strategy will focus on stocks that are believed to be inexpensively priced in relation to their earnings power and cash generation capability.

7.5% (May range from 3.75%-12.5% * under normal circumstances)
International Growth Strategy

This strategy is one of the Equity Strategies. It uses a growth-oriented investment approach to produce a diversified portfolio of large-, medium-, and small-cap companies in Europe, Japan, and the Pacific Basin. The strategy will concentrate on companies with above-average earnings growth combined with attractive relative valuations and companies that possess fundamental strength in technology or business strategy that provide a competitive advantage.

7.5% (May range from 3.75%-12 .5%* under normal circumstances)
Select Emerging Markets Equity Strategy

This strategy is one of the Equity Strategies and will seek to provide excess returns relative to the MSCI Emerging Markets® Index (the MSCI Index) while maintaining similar fundamental characteristics. The available investment universe is initially comprised of emerging markets stocks rated attractive by Pyramis' fundamental analysts. The strategy will then use a quantitative model to constrain the magnitude of holdings at a country, sector, and stock level relative to the MSCI Index . Under normal circumstances, this strategy will also be market cap neutral as compared to MSCI Index. It is currently expected that Pyramis will not, however, hedge currencies or take top-down allocation positions in managing this strategy.

5% (May range from 2.5%-7.5%* under normal circumstances)
Broad Market Duration Strategy

This strategy will primarily invest in a full spectrum of US dollar denominated investment-grade securities and related instruments. The strategy is intended for the assets attributable to this strategy to be well diversified across sectors and issuers. A typical portfolio for this strategy will hold approximately 125-150 issuers with an average weighting per issuer of 0.5% of relevant assets. The duration should be similar to that of the Barclays Capital U.S. Aggregate Bond Index. As of June 30, 2011, the average duration of the Barclays Capital Index was approximately 4.54 years

25% (May range from 20%-40% under normal circumstances)
High Yield Bond Strategy

This strategy will seek to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. Pyramis will emphasize sector valuation and individual security selection in constructing this segment of the Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Portfolio is designed to be well diversified across sectors, capital structure, and issuers.

5% (May range from 2.5%-7.5% under normal circumstances)
Liquidity Strategy

Typically up to 10% of the Portfolio's net assets may be allocated to: index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed-income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The Portfolio may also invest in ETFs for additional exposure to relevant markets.

5% (May range from 0%-10% under normal circumstances)

*  Notwithstanding the individual maximum exposures for the International Value Strategy (i.e., 12.5%), the International Growth Strategy (i.e., 12.5%), and the Select Emerging Markets Equity Strategy (i.e., 7.5%), the maximum combined exposure to these three investment strategies is 30% of the FI Pyramis® Portfolio's net assets.

B. To reflect the addition of the high yield bond investment strategy for the FI Pyramis® Portfolio, the following will be added to the end of the section of the Prospectus entitled "Summary: AST FI Pyramis® Portfolio Asset Allocation Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
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I.     Changes Relating to AST BlackRock Global Strategies Portfolio

A. The section of the Prospectus entitled "Summary: AST BlackRock Global Strategies Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The AST BlackRock Global Strategies Portfolio is a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock may cause the Portfolio's assets to be allocated across 14 separate investment strategies. The BlackRock Portfolio will have several strategies that invest primarily in equity securities, several strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries). The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities
U.S. Mid-Cap & Large-Cap Equity	5%	20%	35%
Non-U.S. Equity	5%	20%	30%
U.S. Small-Cap Equity	0%	0%	10%
Total Equities	30%*	40%	50%**

Fixed-Income
Investment Grade Bonds	20%	30%	40%
"Junk Bonds"	5%	15%	25%
Total Fixed-Income	25%	45%	55%***

REITs	0%	10%	20%
Commodities	0%	5%	15%
Total REITs + Commodities	0%	15%	30%****

*  Notwithstanding the individual minimum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 5%), Non-U.S. Equity (i.e., 5%), and U.S. Small-Cap Equity (i.e., 0%) asset classes, the minimum combined exposure to equity investments is 30% of the BlackRock Portfolio's net assets.

**  Notwithstanding the individual maximum exposures for the U.S. Mid-Cap & Large-Cap Equity (i.e., 35%), Non-U.S. Equity (i.e., 30%), and U.S. Small-Cap Equity (i.e., 10%) asset classes, the maximum combined exposure to equity investments is 50% of the BlackRock Portfolio's net assets.

***  Notwithstanding the individual maximum exposures for the Investment Grade Bond (i.e., 40%) and Junk Bond (i.e., 25%) asset classes, the maximum combined exposure to fixed-income investments is 55% of the BlackRock Portfolio's net assets.

****  Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to the alternative investments is 30% of the BlackRock Portfolio's net assets.

The BlackRock Portfolio's expected minimum, neutral, and maximum exposures to the GTAA strategy is also set forth below.

Investment Strategy	Minimum Exposure	Neutral Exposure	Maximum Exposure
GTAA*	15%	30%	40%

*  As set forth above, the GTAA investment strategy is used to provide exposure to the equity and fixed-income asset classes as well as providing exposure to REITs and Commodities.

AST First Trust Balanced Target Portfolio
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II. Changes Relating to AST First Trust Balanced Target Portfolio

A. The section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Balanced Portfolio normally invests approximately 65% of its net assets in equity securities and approximately 35% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 60-70% of the Balanced Portfolio's net assets and the fixed-income portion may range between 30-40% of the Balanced Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Balanced Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Balanced Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Balanced Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

B. To reflect the changes relating to the Balanced Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Balanced Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Balanced Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Balanced Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Balanced Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Balanced Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Balanced Portfolio's income.

AST First Trust Capital Appreciation Target Portfolio
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II. Changes Relating to AST First Trust Capital Appreciation Target Portfolio

D. The section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. The Capital Appreciation Portfolio normally invests approximately 80% of its net assets in equity securities and approximately 20% of its net assets in fixed-income securities as of the annual security selection date. Depending on market conditions, the equity portion may range between 75-85% of the Capital Appreciation Portfolio's net assets and the fixed-income portion may range between 15-25% of the Capital Appreciation Portfolio's net assets. The revised allocations do not take into account the potential investment of up to 5% of the Capital Appreciation Portfolio's assets in the "liquidity" investment sleeve.

In seeking to achieve its investment objective, the Capital Appreciation Portfolio allocates its assets across multiple uniquely specialized investment strategies. On or about the annual selection date (currently March 1 under normal circumstances), the Capital Appreciation Portfolio establishes both the percentage allocations among the various investment strategies under normal circumstances and the percentage allocation of each security's position within each of the investment strategies that invest primarily in equity securities.

E. To reflect the changes relating to the Capital Appreciation Portfolio described above, the following will be added to the end of the section of the Prospectus entitled "Summary: AST First Trust Capital Appreciation Target Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Loan risk. The loans in which the Capital Appreciation Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans the Capital Appreciation Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the Securities and Exchange Commission or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered and exchange-listed securities. Because no active trading market may exist for some of the loans in which the Capital Appreciation Portfolio may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Capital Appreciation Portfolio may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Capital Appreciation Portfolio's income.

AST FI Pyramis Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000814679_SupplementTextBlock

III. Changes Relating to AST FI Pyramis® Asset Allocation Portfolio

A. The section of the Prospectus entitled "Summary: AST FI Pyramis® Asset Allocation Portfolio—Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

Principal Investment Strategies. In seeking to achieve the FI Pyramis® Portfolio's investment objective, the FI Pyramis® Portfolio's assets are allocated across eight uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has five strategies that invest primarily in equity securities (i.e., the Equity Strategies), two fixed-income strategies (i.e., the Broad Market Duration Strategy and the High Yield Bond Strategy), and one strategy designed to provide liquidity (i.e., the Liquidity Strategy). These investment strategies and the combined allocation of Portfiolo assets to these strategies are described in the table below:

Strategy	Description	Estimated Percentage of Portfolio Assets
Large Cap Core 130/30 Strategy

This strategy is one of the Equity Strategies. It involves selling short a portion of the securities or derivative instruments held by the Portfolio and using the proceeds from such short sales, or other borrowings, to purchase additional securities or derivative instruments on a long basis. "130" stands for 130% exposure to the long portfolio and "30" stands for 30% exposure to the short portfolio. The strategy is expected to be sector neutral as compared to the S&P 500 Index and broadly diversified.

26% (May range from 21%-31% under normal circumstances)
Small/Mid Cap Core Strategy

This strategy is one of the Equity Strategies. It will produce a broadly diversified portfolio of small and mid-cap securities. The strategy is expected to be sector neutral as compared to the Russell 2500 Index.

19% (May range from 14%-24% under normal circumstances)
International Value Strategy

This strategy is one of the Equity Strategies. It uses a value-oriented investment approach to produce a diversified international portfolio. The strategy will focus on stocks that are believed to be inexpensively priced in relation to their earnings power and cash generation capability.

7.5% (May range from 3.75%-12.5% * under normal circumstances)
International Growth Strategy

This strategy is one of the Equity Strategies. It uses a growth-oriented investment approach to produce a diversified portfolio of large-, medium-, and small-cap companies in Europe, Japan, and the Pacific Basin. The strategy will concentrate on companies with above-average earnings growth combined with attractive relative valuations and companies that possess fundamental strength in technology or business strategy that provide a competitive advantage.

7.5% (May range from 3.75%-12 .5%* under normal circumstances)
Select Emerging Markets Equity Strategy

This strategy is one of the Equity Strategies and will seek to provide excess returns relative to the MSCI Emerging Markets® Index (the MSCI Index) while maintaining similar fundamental characteristics. The available investment universe is initially comprised of emerging markets stocks rated attractive by Pyramis' fundamental analysts. The strategy will then use a quantitative model to constrain the magnitude of holdings at a country, sector, and stock level relative to the MSCI Index . Under normal circumstances, this strategy will also be market cap neutral as compared to MSCI Index. It is currently expected that Pyramis will not, however, hedge currencies or take top-down allocation positions in managing this strategy.

5% (May range from 2.5%-7.5%* under normal circumstances)
Broad Market Duration Strategy

This strategy will primarily invest in a full spectrum of US dollar denominated investment-grade securities and related instruments. The strategy is intended for the assets attributable to this strategy to be well diversified across sectors and issuers. A typical portfolio for this strategy will hold approximately 125-150 issuers with an average weighting per issuer of 0.5% of relevant assets. The duration should be similar to that of the Barclays Capital U.S. Aggregate Bond Index. As of June 30, 2011, the average duration of the Barclays Capital Index was approximately 4.54 years

25% (May range from 20%-40% under normal circumstances)
High Yield Bond Strategy

This strategy will seek to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. Pyramis will emphasize sector valuation and individual security selection in constructing this segment of the Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Portfolio is designed to be well diversified across sectors, capital structure, and issuers.

5% (May range from 2.5%-7.5% under normal circumstances)
Liquidity Strategy

Typically up to 10% of the Portfolio's net assets may be allocated to: index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed-income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The Portfolio may also invest in ETFs for additional exposure to relevant markets.

5% (May range from 0%-10% under normal circumstances)

*  Notwithstanding the individual maximum exposures for the International Value Strategy (i.e., 12.5%), the International Growth Strategy (i.e., 12.5%), and the Select Emerging Markets Equity Strategy (i.e., 7.5%), the maximum combined exposure to these three investment strategies is 30% of the FI Pyramis® Portfolio's net assets.

B. To reflect the addition of the high yield bond investment strategy for the FI Pyramis® Portfolio, the following will be added to the end of the section of the Prospectus entitled "Summary: AST FI Pyramis® Portfolio Asset Allocation Portfolio—Investments, Risks and Performance— Principal Risks of Investing in the Portfolio."

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011